Earnings per Share (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings per Share

The following information was used in the computation of basic earnings per share (EPS) for the three and six months ended March 31, 2015 and 2014 (in thousands except share data).

	Three Months Ended March 31,		Six Months Ended March 31,
	2015	2014	2015	2014
Net income	$19,724	$25,971	$46,421	$54,575
Weighted average common shares outstanding	57,898,335	57,886,114	57,897,059	57,886,114
Dilutive effect of stock based compensation	18,467	—	9,234	—

Weighted average common shares outstanding for diluted earnings per share calculation	57,916,802	57,886,114	57,906,293	57,886,114

Basic earnings per share	$0.34	$0.45	$0.80	$0.94

Diluted earnings per share	$0.34	$0.45	$0.80	$0.94

The following information was used in the computation of basic earnings per share (EPS) for the years ended September 30, 2014 and 2013 (in thousands except share data).

	2014	2013	2012
Basic earnings per share computation:
Net income	$104,952	$96,243	$72,995
Weighted average common shares outstanding	57,886,114	57,886,114	57,886,114

Basic EPS	$1.81	$1.66	$1.26